Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 1,645	$ 574
Others	1,305	1,442
Total other accrued liabilities	$ 2,950	$ 2,016